Note 20 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Ca rrying Value at December 31, 2020
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$148,090	0	148,090	0
Equity securities	149	0	149	0
Mortgage loan commitments	261	0	261	0
Total	$148,500	0	148,500	0

	Carrying Value at December 31, 2019
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$107,592	0	107,592	0
Equity securities	167	0	167	0
Mortgage loan commitments	14	0	14	0
Total	$107,773	0	107,773	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Ca rrying Value at December 31, 2020
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2020 Total G ains (L osses )
Loans held for sale	$6,186	0	6,186	0	28
Mortgage servicing rights, net	3,043	0	3,043	0	0
Impaired loans	2,888	0	2,888	0	(76)
Real estate, net	636	0	636	0	0
Total	$12,753	0	12,753	0	(48)

	Carrying Value at December 31, 2019
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2019 Total (Losses)
Loans held for sale	$3,606	0	3,606	0	(40)
Mortgage servicing rights, net	2,172	0	2,172	0	0
Impaired loans	3,126	0	3,126	0	(28)
Real estate, net	580	0	580	0	0
Total	$9,484	0	9,484	0	(68)